Capital Requirements	12 Months Ended
Dec. 31, 2014
Banking and Thrift [Abstract]
Capital Requirements

Note 14. Capital Requirements

The Company and the Bank are subject to various regulatory capital requirements administered by federal and state banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary actions that, if undertaken, could have a direct material effect on the Company’s financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Company and the Bank must meet specific capital guidelines that involve quantitative measures of their assets, liabilities and certain off-balance sheet items as calculated under regulatory accounting practices. The capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings and other factors. Prompt corrective action provisions are not applicable to bank holding companies.

Quantitative measures established by regulation to ensure capital adequacy require the Company and the Bank to maintain minimum amounts and ratios of total and Tier 1 capital to risk-weighted assets and of Tier 1 capital to average assets. Management believes, as of December 31, 2014 and 2013, that the Company and the Bank met all capital adequacy requirements.

As of December 31, 2014, the most recent notification from the Federal Deposit Insurance Corporation categorized the Bank as well capitalized under the regulatory framework for prompt corrective action. To be categorized as well capitalized, an institution must maintain minimum total risk-based, Tier 1 risk-based and Tier 1 leverage ratios as set forth in the following table. There are no conditions or events since the notification that Management believes have changed the Bank’s category. The Company’s and the Bank’s actual capital amounts and ratios as of December 31, 2014 and 2013 are presented in the following table.

(In thousands except for %)	Actual		Minimum Capital Requirements		Minimum to be Well Capitalized Under Action Provisions
December 31, 2014	Amount	Ratio	Amount	Ratio	Amount	Ratio
Total Risk-Based Capital:
Consolidated	$144,834	14.05%	$82,486	8.00%	N/A	N/A
Bank	$143,426	13.96%	$82,170	8.00%	$102,712	10.00%

Tier 1 Capital:
Consolidated	$135,727	13.16%	$41,243	4.00%	N/A	N/A
Bank	$134,319	13.08%	$41,085	4.00%	$61,627	6.00%

Tier 1 Leverage Capital:
Consolidated	$135,737	9.33%	$58,173	4.00%	N/A	N/A
Bank	$134,319	9.26%	$58,025	4.00%	$72,532	5.00%

December 31, 2013
Total Risk-Based Capital:
Consolidated	$138,958	14.71%	$75,594	8.00%	N/A	N/A
Bank	$139,234	14.76%	$75,462	8.00%	$94,328	10.00%

Tier 1 Capital:
Consolidated	$128,603	13.61%	$37,797	4.00%	N/A	N/A
Bank	$128,879	13.66%	$37,731	4.00%	$56,597	6.00%

Tier 1 Leverage Capital:
Consolidated	$128,603	9.14%	$56,307	4.00%	N/A	N/A
Bank	$128,879	9.17%	$56,236	4.00%	$70,295	5.00%